SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of ordinary shares

At September 30, 2021 and December 31, 2020, the ordinary shares reflected in the condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	(11,454,000)
Ordinary shares issuance costs	(15,179,714)
Plus:
Accretion of carrying value to redemption value	26,667,374

Ordinary shares subject to possible redemption, 12/31/20	276,033,447
Accretion of carrying value to redemption value	(4,772)
Ordinary shares subject to possible redemption, 9/30/21	$276,028,675

Schedule of Earnings Per Share, Basic and Diluted

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

							For the Period from
	Three Months Ended		Nine Months Ended		Three Months Ended		February 14,
	September 30,		September 30,		September 30,		2020 (Inception) Through
	2021		2021		2020		September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common share
Numerator:
Allocation of net income (loss), as adjusted	$(11,404,326)	$(2,851,082)	$(89,850)	$(23,841)	$(2,925,918)	$(731,480)	$(72,126)	$(42,565)
Denominator:
Basic and diluted weighted average stock outstanding	27,600,000	6,900,000	25,780,220	6,840,659	27,600,000	6,900,000	10,761,468	6,350,917
Basic and diluted net income (loss) per common share	$(0.41)	$(0.41)	$(0.00)	$(0.00)	$(0.11)	$(0.11)	$(0.01)	$(0.01)

For the Period
from
February 14,
2020
(Inception)
Through
December 31,
2020
Class A Common Stock Subject to Possible Redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$174,810
Less: interest available to be withdrawn for payment of taxes	(146,895)
Less: interest available to be withdrawn for working capital	—
Net income attributable to Class A common stock subject to possible redemption	$27,915
Denominator: Weighted Average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	24,524,620
Basic and diluted net income per share, Class A common stock subject to possible redemption	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(15,294,860)
Net income allocable to Class A common stock subject to possible redemption	(27,915)
Non-Redeemable Net Loss	$(15,322,775)
Denominator: Weighted Average Non-redeemable common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	8,269,814
Basic and diluted net loss per share, Non-redeemable common stock	$(1.85)

	For the Period
	from February 14, 2020
	(inception) Through
	December 31, 2020
	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	(10,821,703)	(4,473,157)
Denominator:	—
Basic and diluted weighted average stock outstanding	15,758,710	6,513,871
Basic and diluted net loss per common share	(0.69)	(0.69)